Comparative information	12 Months Ended
Dec. 31, 2019
Comparative information [abstract]
Comparative information
45	Comparative information

The Group have initially applied IFRS 16 since 1 January 2019. Under the transition methods chosen, comparative information is not restated. Further details of the changes in accounting policies are disclosed in Note 2(b).